Financial risk management objectives and policies - Foreign Exchange Risk Narrative (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Net (loss) gain on derivatives designated as cash flow hedges	$ (4,600,000)	$ 100,000	$ 0
Unrealized gain (loss) reclassified from other comprehensive income	(3,800,000)	1,300,000	$ 0
Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Unrealized gain on forward exchange contracts that are not treated as hedges	3,700,000	100,000
Gain (loss) on forward exchange contracts reclassified from other comprehensive income	4,500,000	(300,000)
Gains (losses) on hedging instrument recorded in revenue, foreign exchange rate hedges	(6,500,000)
Gains (losses) on hedging instrument recorded in inventories, foreign exchange rate hedges	1,000,000
Reasonably possible increase (decrease) in the value of the U.S. dollar relative to the Canadian dollar	0.01
Gain (loss) in income before taxes, based on the balances outstanding	1,100,000	1,100,000
Hedge of net investment in European subsidiary | Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Net (loss) gain on derivatives designated as cash flow hedges	3,500,000	(3,500,000)
Tax (recovery) expense	1,200,000	1,200,000
Operating hedge program | Cash flow hedges | Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Net (loss) gain on derivatives designated as cash flow hedges	(3,900,000)	(1,400,000)
Tax (recovery) expense	(800,000)	(500,000)
Long-dated forward exchange contract | Cash flow hedges | Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Net (loss) gain on derivatives designated as cash flow hedges	2,900,000	300,000
Cross currency swap | Cash flow hedges | Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Net (loss) gain on derivatives designated as cash flow hedges	700,000	1,500,000
Tax (recovery) expense	200,000	500,000
Unrealized gain (loss) reclassified from other comprehensive income	$ (400,000)	$ (1,100,000)